                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 1st Avenue North, Suite 203
         St. Petersburg, FL 33701



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sean McCullagh
Title: Supervisor
Phone: 212 251-3151


Signature, Place, and Date of Signing:

 /s/ Sean McCullagh               New York, NY
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

REPORTING MANAGER - EVER - MATADOR CAPITAL MANAGEMENT
AS OF JUNE 30, 2004

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                                                                               ITEM 6
      ITEM 1                   ITEM 2   ITEM 3     ITEM 4       ITEM 5      INVEST. DISC.       ITEM 7            ITEM 8
------------------            --------  -------    ------     ---------- --------------------   ------     --------------------
                               TITLE                FAIR        SHARE OF                SHARED
                                 OF     CUSIP       MARKET     PRINCIPAL   Sole  SHARED  OTHER   OTHER       VOTING AUTHORITY
  NAME OF ISSUER               CLASS    NUMBER      VALUE        AMOUNT    (A)     (B)    (C)   MANAGERS   SOLE    SHARED  NONE
------------------            --------  --------   --------     --------  ------  -----  -----  --------   ------  -----   ----
----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                   COMMON  00339B107  $ 3,516,000.00    300,000    X   EVER                    300,000    0     0
APAC CUSTOMER SERVICES INC    COMMON  00185E106  $   135,198.00     77,700    X   EVER                     77,700    0     0
ALLIED WASTE INDUSTRIES IN    COMMON  019589308  $ 4,212,328.00    319,600    X   EVER                    319,600    0     0
BIOSOURCE INTERNATIONAL IN    COMMON  09066H104  $ 2,121,000.00    300,000    X   EVER                    300,000    0     0
BIO IMAGING TECHNOLOGIES I    COMMON  09056N103  $   248,400.00     54,000    X   EVER                     54,000    0     0
A H BELO CORP SER A--W/RTS    COMMON  080555105  $17,452,500.00    650,000    X   EVER                    650,000    0     0
BIG LOTS INC                  COMMON  089302103  $ 8,676,000.00    600,000    X   EVER                    600,000    0     0
CAPSTONE TURBINE CORP         COMMON  14067D102  $   539,784.00    249,900    X   EVER                    249,900    0     0
APPLERA CORP                  COMMON  038020202  $ 3,453,000.00    300,000    X   EVER                    300,000    0     0
CASELLA WASTE SYSTEMS INC     COMMON  147448104  $ 7,949,175.00    604,500    X   EVER                    604,500    0     0
DATATRAK INTL INC             COMMON  238134100  $ 2,580,000.00    200,000    X   EVER                    133,250    0     0
DOUBLECLICK INC               COMMON  258609304  $32,439,750.00  4,175,000    X   EVER                  4,175,000    0     0
DISTRIBUTED ENERGY SYSTEMS    COMMON  25475V104  $ 1,066,784.00    392,200    X   EVER                    392,200    0     0
DIRECTV GROUP INC             COMMON  25459L106  $29,925,000.00  1,750,000    X   EVER                  1,750,000    0     0
DEVRY INC-DEL                 COMMON  251893103  $37,017,000.00  1,350,000    X   EVER                  1,350,000    0     0
FORGENT NETWORKS INC          COMMON  34629U103  $   136,000.00    100,000    X   EVER                    100,000    0     0
HUMAN GENOME SCIENCES INC     COMMON  444903108  $ 4,652,000.00    400,000    X   EVER                    400,000    0     0
HARSCO CORP                   COMMON  415864107  $26,085,000.00    555,000    X   EVER                    555,000    0     0
IAC/INTERACTIVECORP           COMMON  44919P102  $34,661,000.00  1,150,000    X   EVER                  1,150,000    0     0
IMPCO TECHNOLOGIES INC        COMMON  45255W106  $ 1,729,920.00    272,000    X   EVER                    227,600    0     0
IVITROGEN CORP                COMMON  46185R100  $37,074,850.00    515,000    X   EVER                    515,000    0     0
LIBERTY MEDIA CORP            COMMON  530718105  $38,207,500.00  4,250,000    X   EVER                  4,250,000    0     0
LIBERTY MEDIA INTL INC        COMMON  530719103  $ 7,883,639.00    212,497    X   EVER                    212,497    0     0
LODGENET ENTERTAINMENT COR    COMMON  540211109  $ 5,414,475.00    328,150    X   EVER                    328,150    0     0
LINDSAY MANUFACTURING CO      COMMON  535555106  $ 1,134,945.00     47,250    X   EVER                     47,250    0     0
MEDAREX INC                   COMMON  583916101  $ 2,733,750.00    375,000    X   EVER                    375,000    0     0
NCR CORP                      COMMON  62886E108  $22,315,500.00    450,000    X   EVER                    450,000    0     0
NEW HORIZONS WORLDWIDE INC    COMMON  645526104  $ 2,227,200.00    371,200    X   EVER                    371,200    0     0
NII HOLDINGS INC              COMMON  62913F201  $10,107,000.00    300,000    X   EVER                    300,000    0     0
OAKLEY INC                    COMMON  673662102  $ 3,882,000.00    300,000    X   EVER                    300,000    0     0
PROTEIN DESIGN LABS INC       COMMON  74369L103  $12,434,500.00    650,000    X   EVER                    650,000    0     0
QUANTUM FUEL SYS TECHNOLOG    COMMON  74765E109  $ 2,582,640.00    422,000    X   EVER                    422,000    0     0
RENAISSANCE LEARNING INC      COMMON  75968L105  $ 6,726,000.00    300,000    X   EVER                    300,000    0     0
REALNETWORKS INC              COMMON  75605L104  $ 1,748,304.00    255,600    X   EVER                    255,600    0     0
REPUBLIC SERVICES INC         COMMON  760759100  $48,199,570.00  1,665,500    X   EVER                  1,665,500    0     0
STRATEGIC DIAGNOSTICS INC     COMMON  862700101  $ 1,050,000.00    250,000    X   EVER                    250,000    0     0
TROJAN TECHNOLOGIES INC       COMMON  896924107  $   283,796.00     50,000    X   EVER                     50,000    0     0
TYCO INTERNATIONAL LTD        COMMON  902124106  $19,884,000.00    600,000    X   EVER                    600,000    0     0
WATERS CORP                   COMMON  941848103  $47,780,000.00  1,000,000    X   EVER                  1,000,000    0     0
WASTE CONNECITONS INC         COMMON  941053100  $25,359,300.00    855,000    X   EVER                    855,000    0     0
WILLIAMS COMPANIES INC        COMMON  969457100  $77,350,000.00  6,500,000    X   EVER                  6,500,000    0     0